Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment properties:
Land	$ 314,384	$ 345,637
Building and improvements	950,421	999,723
Total investment properties at cost	1,266,474	1,345,502
Less accumulated depreciation	323,839	326,546
Net investment properties	942,635	1,018,956
Acquired lease intangibles, net	31,948	38,721
Other assets	14,970	15,133
Total assets	1,159,906	1,254,841
Mortgages payable	391,202	483,186
Other liabilities	21,719	18,898
Total liabilities	769,493	853,843
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, Shares authorized	6,000	6,000
Preferred stock, Shares issued	2,000	0
Preferred stock, Shares outstanding	2,000	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, Shares authorized	500,000	500,000
Common stock, Shares issued	88,992	87,838
Common stock, Shares outstanding	88,992	87,838
Additional paid-in capital, offering costs (in dollars)	67,753	65,322
Consolidated VIEs
Investment properties:
Land		7,292
Building and improvements		22,283
Total investment properties at cost		29,575
Less accumulated depreciation		237
Net investment properties		29,338
Acquired lease intangibles, net		5,450
Other assets		403
Total assets		35,191
Mortgages payable		19,353
Other liabilities		615
Total liabilities		$ 19,968